Derivative financial instruments (Tables)	6 Months Ended
Sep. 30, 2023
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding

		Fair value
		Derivative receivables (2)		Derivative payables (2)
March 31, 2023	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	1,991,016	—	8,374	—	8,517
Foreign exchange contracts	257,392	—	4,222	—	4,013
Equity-related contracts	7,149	—	145	—	197
Credit-related contracts	22,748	—	144	—	126
Other contracts	898	—	47	—	43

Total	2,279,203	—	12,932	—	12,896

		Fair value
		Derivative receivables (2)		Derivative payables (2)
September 30, 2023	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	2,167,541	—	11,844	—	12,045
Foreign exchange contracts	294,942	—	7,032	—	6,982
Equity-related contracts	13,008	—	315	—	246
Credit-related contracts	17,370	—	168	—	96
Other contracts	1,041	—	63	—	64

Total	2,493,902	—	19,422	—	19,433

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2023 and September 30, 2023:

	March 31, 2023		September 30, 2023
	Notional amount	Fair value	Notional amount	Fair value

	(in billions of yen)
Credit protection written:
Investment grade	4,497	31	5,467	47
Non-investment grade	5,774	62	1,818	22

Total	10,271	93	7,285	69

Credit protection purchased	12,477	(75)	10,084	3

Note:
The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be
BBB-,
while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period
The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2023 and September 30, 2023:

	Maximum payout/Notional amount
	March 31, 2023	September 30, 2023

	(in billions of yen)

One year or less	331	613
After one year through five years	9,585	6,232
After five years	355	441

Total	10,271	7,285

Note:
The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2023 and September 30, 2023:

	March 31, 2023	September 30, 2023

	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	814	1,381
Collateral provided to counterparties in the normal course of business	663	1,136
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	151	244

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the six months ended September 30, 2022 and 2023:

	Gains (losses) recorded in income for six months ended September 30,
	2022	2023

	(in millions of yen)
Interest rate contracts	(179,783)	134,778
Foreign exchange contracts	251,060	209,185
Equity-related contracts	482,233	341,589
Credit-related contracts (Note)	42,152	27,400
Other contracts	61,001	(115,214)

Total	656,663	597,737

Note:
Amounts include the net gains (losses) of ¥172 million and ¥(365) million on the credit derivatives economically managing the credit risk of loans during the six months ended September 30, 2022 and 2023, respectively.